Other Reserves - Summary of Information on Other Reserves (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	€ 28,181	€ 25,667
Vested share-based payments	2,782	2,775
Currency Translation differences subsidiaries	(5)	(261)
Other reserves ending balance	30,958	28,181
Share based payment reserve [member]
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	13,021	10,246
Vested share-based payments	2,782	2,775
Other reserves ending balance	15,803	13,021
Convertible loan [member]
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	16,631	16,631
Other reserves ending balance	16,631	16,631
Translation [member]
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	(1,472)	(1,211)
Currency Translation differences subsidiaries	(5)	(261)
Other reserves ending balance	€ (1,476)	€ (1,472)